Property and Equipment, Net - Schedule Of Property Plant And Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,309	$ 5,981	$ 4,516
Less: accumulated depreciation	(4,533)	(3,646)	(2,933)
Property, Plant and Equipment, Net	1,776	2,335	1,583
Trocars [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,645	4,448	3,754
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,028	254	254
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	238	223	204
Computer software [member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	140	135	135
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	161	119	72
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	97	97	$ 97
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 0	$ 705